Taxation - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	$ 1,251	$ 807	$ 719
Temporary differences expiring
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	649	221	91
Deductible temporary differences for which no deferred tax asset is recognised	3,028	943	357
Temporary differences expiring | Within 10 years
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	22	26	1
Deductible temporary differences for which no deferred tax asset is recognised	87	104	4
Temporary differences expiring | More than 10 years
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	32	32	11
Deductible temporary differences for which no deferred tax asset is recognised	153	153	53
Temporary differences expiring | Indefinite
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	595	163	79
Deductible temporary differences for which no deferred tax asset is recognised	2,788	686	300
Tax credits and State tax losses expiring
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	602	586	628
Tax credits and State tax losses expiring | Within 10 years
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	152	115	101
Tax credits and State tax losses expiring | More than 10 years
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	363	384	441
Tax credits and State tax losses expiring | Indefinite
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	$ 87	$ 87	$ 86